Shareholder Report, Line Graph (Details) - USD ($)	Oct. 18, 2021	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021
C000230842
Account Value [Line Items]
Account Value	$ 10,000	$ 9,534	$ 9,411	$ 9,277	$ 9,053	$ 8,964	$ 8,809	$ 9,028	$ 8,940	$ 9,072	$ 9,061	$ 8,749	$ 8,341	$ 8,503	$ 8,731	$ 8,797	$ 8,810	$ 8,823	$ 8,922	$ 8,863	$ 8,648	$ 8,864	$ 8,546	$ 8,597	$ 8,267	$ 8,388	$ 8,814	$ 9,057	$ 8,815	$ 8,992	$ 8,967	$ 9,345	$ 9,622	$ 9,779	$ 10,014	$ 10,028	$ 10,011
C000230843
Account Value [Line Items]
Account Value	10,000	9,523	9,400	9,266	9,044	8,955	8,811	9,019	8,932	9,064	9,054	8,741	8,334	8,496	8,724	8,791	8,804	8,818	8,917	8,858	8,643	8,859	8,542	8,593	8,264	8,385	8,811	9,054	8,812	8,990	8,965	9,343	9,620	9,778	10,014	10,027	10,011
C000230844
Account Value [Line Items]
Account Value	9,600	9,064	8,949	8,834	8,614	8,532	8,397	8,597	8,516	8,644	8,637	8,342	7,955	8,112	8,331	8,397	8,412	8,438	8,524	8,470	8,266	8,474	8,173	8,213	7,910	8,027	8,437	8,673	8,443	8,615	8,593	8,958	9,225	9,379	9,607	9,623	9,610
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	10,000	9,608	9,481	9,347	9,133	9,048	8,897	9,127	9,044	9,173	9,199	8,860	8,476	8,612	8,836	8,893	8,899	8,931	9,029	8,975	8,753	8,985	8,717	8,756	8,446	8,556	8,943	9,203	8,983	9,127	9,068	9,426	9,695	9,805	10,020	10,046	10,016
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	10,000	9,608	9,481	9,347	9,133	9,048	8,897	9,127	9,044	9,173	9,199	8,860	8,476	8,612	8,836	8,893	8,899	8,931	9,029	8,975	8,753	8,985	8,717	8,756	8,446	8,556	8,943	9,203	8,983	9,127	9,068	9,426	9,695	9,805	10,020	10,046	10,016
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 10,000	$ 9,608	$ 9,481	$ 9,347	$ 9,133	$ 9,048	$ 8,897	$ 9,127	$ 9,044	$ 9,173	$ 9,199	$ 8,860	$ 8,476	$ 8,612	$ 8,836	$ 8,893	$ 8,899	$ 8,931	$ 9,029	$ 8,975	$ 8,753	$ 8,985	$ 8,717	$ 8,756	$ 8,446	$ 8,556	$ 8,943	$ 9,203	$ 8,983	$ 9,127	$ 9,068	$ 9,426	$ 9,695	$ 9,805	$ 10,020	$ 10,046	$ 10,016
BlackRock Sustainable Total Return Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
BlackRock Sustainable Total Return Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
BlackRock Sustainable Total Return Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index